FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($)	Jan. 03, 2021 GBP (£)	Jan. 03, 2021 EUR (€)	Jan. 03, 2021 CAD ($)	Jan. 03, 2021 AUD ($)	Jan. 03, 2021 MXN ($)	Dec. 29, 2019 GBP (£)	Dec. 29, 2019 EUR (€)	Dec. 29, 2019 CAD ($)	Dec. 29, 2019 AUD ($)	Dec. 29, 2019 MXN ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 145,929	$ 168,643
Financial assets, carrying value	1,654	1,118
Financial liabilities, carrying value	(5,670)	(1,765)
Net financial assets (liabilities)	$ (4,016)	$ (647)
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 years	0 years
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 months	12 months
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 43,287	$ 41,739	£ 33,069					£ 32,737
Average exchange rate	1.3090	1.2750
Financial assets, carrying value	$ 0	$ 187
Financial liabilities, carrying value	(1,784)	(1,169)
Net financial assets (liabilities)	(1,784)	(982)
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 39,668	$ 39,960		€ 33,571					€ 35,236
Average exchange rate	1.1816	1.1341
Financial assets, carrying value	$ 0	$ 502
Financial liabilities, carrying value	(1,736)	(78)
Net financial assets (liabilities)	(1,736)	424
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 34,623	$ 44,309			$ 45,591					$ 58,212
Average exchange rate	0.7594	0.7612
Financial assets, carrying value	$ 0	$ 49
Financial liabilities, carrying value	(1,111)	(130)
Net financial assets (liabilities)	(1,111)	(81)
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 15,336	$ 23,510			$ 21,669					$ 31,287
Average exchange rate	0.7077	0.7514
Financial assets, carrying value	$ 1,626	$ 342
Financial liabilities, carrying value	0	0
Net financial assets (liabilities)	1,626	342
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 5,332	$ 5,364				$ 7,387					$ 7,691
Average exchange rate	0.7218	0.6974
Financial assets, carrying value	$ 0	$ 38
Financial liabilities, carrying value	(346)	(32)
Net financial assets (liabilities)	(346)	6
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 7,683	$ 13,761					$ 168,727					$ 272,914
Average exchange rate	0.0455	0.0504
Financial assets, carrying value	$ 28	$ 0
Financial liabilities, carrying value	(693)	(356)
Net financial assets (liabilities)	$ (665)	$ (356)